Events After December 31, 2021 (Details) - 12 months ended Dec. 31, 2022 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	USD ($) $ / shares shares	ILS (₪) ₪ / shares shares	ILS (₪) ₪ / shares
Events After December 31, 2021 (Details) [Line Items]
The amount received from issuing ordinary shares	$ 3,625	₪ 12,463
Issuance of private placement	2,338,264	2,338,264
Ordinary share	1	1
Exercise price | $ / shares	$ 0.02
Warrant price | (per share)	$ 1.55	₪ 5.33
Warrant term	2 years	2 years
Private placement amount	645,028	645,028
Total Investment of private placement (in Dollars) | $	$ 1,000
Days after becoming shelf eligible	30	30
Discount of share price	15.00%	15.00%
Discount of share price	15.00%	15.00%
Unpaid salary balance	$ 225		₪ 790
Grant shares	148,217	148,217
Grant ordinary Shares	148,217	148,217
Grant ordinary Shares par value (in Dollars per share) | $ / shares	$ 0.02
Associated Warrants	148,217	148,217
Exercise price | (per share)	$ 1.78		₪ 6.13
Warrant [Member]
Events After December 31, 2021 (Details) [Line Items]
Ordinary share	1	1
Exercise price | (per share)	$ 1.78	₪ 6.13
Warrant price | (per share)	$ 1.55	₪ 5.33
Warrant term	5 years	5 years
Mr. Brenmiller [Member]
Events After December 31, 2021 (Details) [Line Items]
Ordinary share	1	1